Shareholder Report, Holdings (Details)	Apr. 30, 2026
American Funds International Vantage Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class T | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class F-1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class F-2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class F-3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class 529-A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class 529-A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class 529-C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class 529-C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class 529-E | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class 529-E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class 529-T | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class 529-T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class 529-T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class 529-T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class 529-F-1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class 529-F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class 529-F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class 529-F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class 529-F-2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class 529-F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class 529-F-3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class 529-F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class 529-F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class 529-F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class R-1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class R-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class R-2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class R-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class R-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class R-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class R-2E | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class R-2E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class R-3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class R-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class R-4 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class R-4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class R-5E | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class R-5E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class R-5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class R-5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds International Vantage Fund - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds International Vantage Fund - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
American Funds International Vantage Fund - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds International Vantage Fund - Class R-6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
American Funds International Vantage Fund - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds International Vantage Fund - Class R-6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
American Funds International Vantage Fund - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
American Funds International Vantage Fund - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
American Funds International Vantage Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%